UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03591

CALVERT VARIABLE SERIES, INC.

(Exact name of registrant as specified in charter)
 4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Fiscal quarter ended September 30, 2013

Item 1. Schedule of Investments.

CALVERT VP SRI BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013

EQUITY SECURITIES - 59.4%	SHARES	VALUE
Auto Components - 0.6%
TRW Automotive Holdings Corp.*	28,400	$2,025,204

Biotechnology - 1.0%
Gilead Sciences, Inc.*	51,200	3,217,408

Capital Markets - 2.9%
Franklin Resources, Inc.	89,550	4,526,753
State Street Corp.	72,700	4,780,025
		9,306,778

Chemicals - 1.6%
Ecolab, Inc.	51,259	5,062,339

Commercial Banks - 1.5%
Wells Fargo & Co.	118,600	4,900,552

Communications Equipment - 1.9%
F5 Networks, Inc.*	34,011	2,916,783
Juniper Networks, Inc.*	165,100	3,278,886
		6,195,669

Computers & Peripherals - 2.9%
Apple, Inc.	10,954	5,222,320
EMC Corp.	160,154	4,093,536
		9,315,856

Consumer Finance - 1.7%
Capital One Financial Corp.	81,825	5,624,650

Diversified Financial Services - 1.6%
IntercontinentalExchange, Inc.*	23,729	4,304,915
Woodbourne Capital:
Trust I, Preferred (b)(e)	500,000	258,300
Trust II, Preferred (b)(e)	500,000	258,300
Trust III, Preferred (b)(e)	500,000	258,300
Trust IV, Preferred (b)(e)	500,000	258,300
		5,338,115

Diversified Telecommunication Services - 0.9%
CenturyLink, Inc.	97,556	3,061,307

Electrical Equipment - 2.5%
AMETEK, Inc.	45,623	2,099,571
Rockwell Automation, Inc.	56,300	6,020,722
		8,120,293

Electronic Equipment & Instruments - 0.8%
Avnet, Inc.	65,412	2,728,335

Energy Equipment & Services - 1.4%
FMC Technologies, Inc.*	79,634	4,413,316

Food & Staples Retailing - 1.6%
Walgreen Co.	96,648	5,199,662

Food Products - 0.6%
Green Mountain Coffee Roasters, Inc.*	26,200	1,973,646

Gas Utilities - 1.6%
AGL Resources, Inc.	113,300	5,215,199

Health Care Equipment & Supplies - 1.3%
CareFusion Corp.*	112,500	4,151,250

Health Care Providers & Services - 5.3%
CIGNA Corp.	73,700	5,664,582
Express Scripts Holding Co.*	78,875	4,872,898
Laboratory Corp. of America Holdings*	12,507	1,239,944
McKesson Corp.	43,975	5,641,992
		17,419,416

Hotels, Restaurants & Leisure - 1.7%
Starbucks Corp.	70,950	5,461,022

Household Products - 1.1%
Procter & Gamble Co.	48,958	3,700,735

Insurance - 2.2%
Lincoln National Corp.	57,100	2,397,629
The Travelers Co.'s, Inc.	56,000	4,747,120
		7,144,749

Internet & Catalog Retail - 1.7%
Netflix, Inc.*	6,566	2,030,273
priceline.com, Inc.*	3,610	3,649,530
		5,679,803

Internet Software & Services - 1.3%
Google, Inc.*	4,822	4,223,638

IT Services - 1.8%
Alliance Data Systems Corp.*	17,206	3,638,553
MasterCard, Inc.	3,550	2,388,369
		6,026,922

Leisure Equipment & Products - 1.6%
Polaris Industries, Inc.	41,505	5,361,616

Machinery - 3.4%
AGCO Corp.	90,400	5,461,968
Cummins, Inc.	41,235	5,478,894
		10,940,862

Media - 1.1%
Scripps Networks Interactive, Inc.	44,926	3,509,170

Oil, Gas & Consumable Fuels - 4.7%
Cimarex Energy Co.	55,200	5,321,280
Pioneer Natural Resources Co.	25,060	4,731,328
Whiting Petroleum Corp.*	86,453	5,174,212
		15,226,820

Software - 1.6%
Microsoft Corp.	159,550	5,314,610

Specialty Retail - 4.2%
O'Reilly Automotive, Inc.*	32,600	4,159,434
TJX Co.'s, Inc.	82,778	4,667,851
Ulta Salon, Cosmetics & Fragrance, Inc.*	39,795	4,753,911
		13,581,196

Trading Companies & Distributors - 1.3%
W.W. Grainger, Inc.	16,134	4,222,429

Total Equity Securities (Cost $155,280,374)		193,662,567

ASSET-BACKED SECURITIES - 1.2%	PRINCIPAL AMOUNT
American Credit Acceptance Receivables Trust, 2.84%, 5/15/19 (e)	$320,000	320,614
Avis Budget Rental Car Funding AESOP LLC, 1.92%, 9/20/19 (e)	740,000	725,047
California Republic Auto Receivables Trust, 1.18%, 8/15/17 (e)	306,519	306,040
Flagship Rail Services LLC:
3.08%, 4/15/43 (e)	149,961	147,895
3.96%, 4/15/43 (e)	750,000	737,894
MVW Owner Trust, 2.15%, 4/22/30 (e)	262,595	262,725
Santander Consumer Acquired Receivables Trust:
1.66%, 8/15/16 (e)	517,681	519,178
2.01%, 8/15/16 (e)	328,114	328,988
Santander Drive Auto Receivables Trust, 1.94%, 3/15/18	230,000	228,336
SVO VOI Mortgage Corp., 2.00%, 9/20/29 (e)	438,246	436,083

Total Asset-Backed Securities (Cost $4,029,968)		4,012,800

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.1%
Springleaf Mortgage Loan Trust, 1.57%, 12/25/59 (e)(r)	241,513	239,174

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $241,481)		239,174

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
BBCMS Trust, 3.756%, 9/5/32 (e)	280,000	291,909
BWAY Mortgage Trust, 2.809%, 3/10/33 (e)	595,000	573,999
Commercial Mortgage Pass Through Certificates, 3.424%, 3/10/31 (e)	470,000	452,114
Extended Stay America Trust:
2.958%, 12/5/31 (e)	295,000	288,287
3.604%, 12/5/31 (e)	505,000	493,861
GS Mortgage Securities Corp. II, 3.007%, 12/10/30 (e)	475,000	434,899
GS Mortgage Securities Trust, 4.507%, 8/10/46	110,000	113,667
JP Morgan Chase Commercial Mortgage Securities Trust:
0.962%, 4/15/30 (e)(r)	800,000	791,862
1.332%, 4/15/30 (e)(r)	300,000	298,591
Motel 6 Trust, 1.948%, 10/5/25 (e)	600,000	588,329
ORES NPL LLC, 3.081%, 9/25/25 (e)	279,340	279,366
Queens Center Mortgage Trust, 3.59%, 1/11/37 (e)(r)	430,000	376,888
UBS-Barclays Commercial Mortgage Trust, 3.317%, 12/10/45 (e)	435,000	409,173
WFRBS Commercial Mortgage Trust, 4.358%, 8/15/46 (r)	400,000	409,145

Total Commercial Mortgage-Backed Securities (Cost $6,003,381)		5,802,090

CORPORATE BONDS - 26.1%
Agilent Technologies, Inc., 3.20%, 10/1/22	400,000	371,224
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	385,345	—
Altera Corp., 1.75%, 5/15/17	500,000	495,836
Amazon.com, Inc.:
1.20%, 11/29/17	400,000	390,750
2.50%, 11/29/22	800,000	729,086
America Movil SAB de CV, 2.375%, 9/8/16	300,000	305,040
American Express Centurion Bank, 0.715%, 11/13/15 (r)	1,200,000	1,203,859
American Honda Finance Corp., 1.60%, 2/16/18 (e)	300,000	295,130
American Tower Corp., 3.40%, 2/15/19	300,000	296,517
Amgen, Inc.:
2.50%, 11/15/16	225,000	233,542
5.15%, 11/15/41	400,000	388,302
Apple, Inc.:
2.40%, 5/3/23	400,000	362,072
3.85%, 5/4/43	400,000	335,181
AT&T, Inc.:
2.95%, 5/15/16	300,000	313,689
3.00%, 2/15/22	800,000	750,241
Autodesk, Inc., 1.95%, 12/15/17	400,000	392,064
Bank of America Corp.:
0.594%, 8/15/16 (r)	300,000	290,545
2.00%, 1/11/18	400,000	393,380
3.30%, 1/11/23	1,200,000	1,124,112
4.10%, 7/24/23	300,000	298,136
Bank of America NA, 5.30%, 3/15/17	950,000	1,046,996
Bank of New York Mellon Corp.:
1.70%, 11/24/14	300,000	304,114
2.40%, 1/17/17	300,000	309,000
Bank of Nova Scotia, 1.85%, 1/12/15	450,000	457,857
BB&T Corp., 1.60%, 8/15/17	400,000	397,176
Becton Dickinson and Co., 3.125%, 11/8/21	250,000	247,834
Boston Properties LP:
3.70%, 11/15/18	200,000	210,188
3.85%, 2/1/23	500,000	487,068
Canadian National Railway Co., 1.45%, 12/15/16	100,000	100,927
Capital One Bank, 3.375%, 2/15/23	800,000	748,278
CBS Corp., 3.375%, 3/1/22	200,000	191,042
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	400,000	394,338
CenturyLink, Inc.:
5.80%, 3/15/22	800,000	752,000
7.65%, 3/15/42	500,000	445,000
CIT Group, Inc.:
5.25%, 3/15/18	250,000	261,875
5.00%, 8/1/23	200,000	193,634
Citigroup, Inc.:
4.45%, 1/10/17	600,000	649,661
2.50%, 9/26/18	300,000	298,334
3.50%, 5/15/23	500,000	451,198
5.50%, 9/13/25	200,000	205,691
Colgate-Palmolive Co., 1.30%, 1/15/17	150,000	151,063
Corning, Inc., 1.45%, 11/15/17	300,000	296,561
COX Communications, Inc., 4.70%, 12/15/42 (e)	400,000	323,954
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	1,000,000	1,061,169
Cummins, Inc.:
3.65%, 10/1/23	300,000	302,033
4.875%, 10/1/43	300,000	304,860
CVS Pass-Through Trust, 6.036%, 12/10/28	816,964	900,335
DDR Corp., 4.75%, 4/15/18	300,000	323,817
Deere & Co., 2.60%, 6/8/22	600,000	566,018
Discover Financial Services:
6.45%, 6/12/17	500,000	568,083
3.85%, 11/21/22	500,000	477,041
Discovery Communications LLC:
3.30%, 5/15/22	700,000	670,125
4.875%, 4/1/43	500,000	461,352
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	150,000	146,765
Dun & Bradstreet Corp., 3.25%, 12/1/17	600,000	605,117
Eaton Corp., 1.50%, 11/2/17 (e)	500,000	492,964
eBay, Inc., 2.60%, 7/15/22	300,000	278,922
Ecolab, Inc., 4.35%, 12/8/21	500,000	526,810
Enterprise Products Operating LLC:
4.85%, 3/15/44	200,000	186,411
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	1,000,000	1,112,500
EOG Resources, Inc., 2.625%, 3/15/23	400,000	368,466
ERP Operating LP, 4.625%, 12/15/21	300,000	316,690
Excalibur One 77B LLC, 1.492%, 1/1/25	134,107	127,594
Experian Finance plc, 2.375%, 6/15/17 (e)	400,000	396,982
Express Scripts Holding Co., 2.75%, 11/21/14	150,000	153,250
FedEx Corp.:
2.625%, 8/1/22	400,000	367,366
3.875%, 8/1/42	200,000	166,575
Fidelity National Information Services, Inc., 2.00%, 4/15/18	400,000	389,636
First Niagara Financial Group, Inc., 6.75%, 3/19/20	500,000	579,534
Ford Motor Credit Co. LLC:
2.75%, 5/15/15	650,000	664,871
3.984%, 6/15/16	750,000	792,479
5.875%, 8/2/21	700,000	778,140
General Mills, Inc., 3.15%, 12/15/21	1,000,000	985,927
Gilead Sciences, Inc., 4.40%, 12/1/21	450,000	482,040
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	1,000,000	959,478
GlaxoSmithKline Capital, Inc., 2.80%, 3/18/23	400,000	377,701
Goldman Sachs Group, Inc.:
5.35%, 1/15/16	100,000	109,024
6.15%, 4/1/18	875,000	1,000,781
5.75%, 1/24/22	1,100,000	1,219,507
3.625%, 1/22/23	400,000	382,503
Great River Energy, 5.829%, 7/1/17 (e)	178,552	190,933
Harley-Davidson Financial Services, Inc., 2.70%, 3/15/17 (e)	300,000	304,665
HCP, Inc., 3.15%, 8/1/22	400,000	368,233
Health Care REIT, Inc., 3.75%, 3/15/23	400,000	378,369
Hershey Co., 1.50%, 11/1/16	150,000	151,474
Hewlett-Packard Co., 0.661%, 5/30/14 (r)	500,000	500,005
Home Depot, Inc.:
2.70%, 4/1/23	400,000	375,352
4.20%, 4/1/43	400,000	362,814
Host Hotels & Resorts LP, 3.75%, 10/15/23	300,000	277,694
Howard Hughes Medical Institute, 3.50%, 9/1/23	450,000	448,948
Ingredion, Inc., 1.80%, 9/25/17	400,000	394,394
Intel Corp., 4.80%, 10/1/41	500,000	479,068
International Business Machines Corp.:
0.875%, 10/31/14	750,000	754,830
2.90%, 11/1/21	300,000	294,321
International Finance Corp., 0.50%, 5/16/16	100,000	99,477
John Deere Capital Corp.:
1.25%, 12/2/14	250,000	252,550
2.00%, 1/13/17	200,000	204,674
JPMorgan Chase & Co.:
1.166%, 1/25/18 (r)	500,000	503,176
3.20%, 1/25/23	2,000,000	1,871,036
3.375%, 5/1/23	300,000	272,059
Kansas City Southern de Mexico SA de CV, 8.00%, 2/1/18	350,000	374,062
Kellogg Co., 3.125%, 5/17/22	1,000,000	972,473
Kimberly-Clark Corp.:
2.40%, 6/1/23	300,000	278,350
3.70%, 6/1/43	300,000	262,148
Laboratory Corporation of America Holdings, 2.20%, 8/23/17	400,000	400,150
Liberty Mutual Group, Inc.:
4.95%, 5/1/22 (e)	1,000,000	1,034,053
6.50%, 5/1/42 (e)	500,000	539,569
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	900,000	854,541
Lowe's Co.'s, Inc., 3.875%, 9/15/23	400,000	405,103
LULWA Ltd., 1.888%, 2/15/25	645,076	623,231
Masco Corp., 5.85%, 3/15/17	400,000	433,000
Mattel, Inc.:
1.70%, 3/15/18	300,000	294,554
3.15%, 3/15/23	300,000	285,388
McDonald's Corp., 3.625%, 5/1/43	400,000	344,126
McKesson Corp., 2.70%, 12/15/22	400,000	373,884
Memorial Sloan-Kettering Cancer Center, 4.125%, 7/1/52	400,000	333,892
Methanex Corp.:
3.25%, 12/15/19	400,000	393,150
5.25%, 3/1/22	700,000	726,108
Microsoft Corp.:
2.125%, 11/15/22	300,000	272,943
3.50%, 11/15/42	300,000	242,711
Morgan Stanley, 5.50%, 1/26/20	600,000	663,938
Nationwide Health Properties, Inc., 6.90%, 10/1/37	1,000,000	1,144,117
NetApp, Inc., 3.25%, 12/15/22	350,000	321,370
New York Life Global Funding, 1.65%, 5/15/17 (e)	200,000	199,582
NII Capital Corp.:
10.00%, 8/15/16	400,000	384,000
7.625%, 4/1/21	300,000	213,000
NII International Telecom SCA, 11.375%, 8/15/19 (e)	300,000	310,500
NIKE, Inc.:
2.25%, 5/1/23	400,000	365,211
3.625%, 5/1/43	400,000	345,892
Nissan Motor Acceptance Corp.:
1.95%, 9/12/17 (e)	100,000	99,436
2.65%, 9/26/18 (e)	300,000	300,841
Nordstrom, Inc., 4.00%, 10/15/21	200,000	209,025
Novartis Capital Corp., 2.40%, 9/21/22	400,000	372,630
NYU Hospitals Center, 4.428%, 7/1/42	300,000	247,365
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18 (e)	300,000	299,798
Pentair Finance SA:
1.35%, 12/1/15	400,000	401,491
1.875%, 9/15/17	400,000	393,174
PepsiCo, Inc., 2.75%, 3/1/23	600,000	561,999
Pioneer Natural Resources Co., 5.875%, 7/15/16	900,000	1,002,380
PNC Bank NA, 2.70%, 11/1/22	500,000	455,669
ProLogis LP, 6.875%, 3/15/20	109,000	128,510
Rogers Communications, Inc., 3.00%, 3/15/23	400,000	369,154
Safeway, Inc., 1.756%, 12/12/13 (r)	1,750,000	1,754,382
Sanofi SA, 1.25%, 4/10/18	400,000	390,498
SBA Tower Trust:
2.24%, 4/15/43 (e)	220,000	216,948
3.722%, 4/15/48 (e)	660,000	623,565
Simon Property Group LP, 6.125%, 5/30/18	300,000	351,859
Spencer Spirit Holdings, Inc.:
11.00%, 5/1/17 (e)	800,000	852,000
9.00%, 5/1/18 (e)	400,000	390,000
St. Jude Medical, Inc., 4.75%, 4/15/43	300,000	284,850
Standard Chartered plc, 3.95%, 1/11/23 (e)	400,000	376,260
Stanley Black & Decker, Inc., 2.90%, 11/1/22	400,000	375,591
State Street Corp., 3.10%, 5/15/23	200,000	186,544
SunTrust Bank:
0.552%, 8/24/15 (r)	500,000	494,783
7.25%, 3/15/18	500,000	596,874
Tagua Leasing LLC, 1.581%, 11/16/24	565,971	539,515
Telefonica Emisiones SAU:
3.992%, 2/16/16	400,000	414,350
3.192%, 4/27/18	400,000	394,676
Texas Instruments, Inc., 1.65%, 8/3/19	400,000	386,313
The Coca-Cola Co., 0.204%, 3/14/14 (r)	1,600,000	1,600,213
Time Warner Cable, Inc.:
4.00%, 9/1/21	300,000	279,891
5.50%, 9/1/41	250,000	204,996
Time Warner, Inc.:
4.875%, 3/15/20	100,000	108,795
4.00%, 1/15/22	370,000	373,960
3.40%, 6/15/22	500,000	485,382
5.375%, 10/15/41	280,000	279,313
4.90%, 6/15/42	300,000	280,625
TJX Co.'s, Inc., 2.50%, 5/15/23	400,000	371,382
Total System Services, Inc., 3.75%, 6/1/23	400,000	370,234
Toyota Motor Credit Corp.:
2.05%, 1/12/17	300,000	306,892
3.30%, 1/12/22	300,000	298,329
United Parcel Service, Inc.:
3.125%, 1/15/21	150,000	152,028
2.45%, 10/1/22	300,000	280,356
US Bancorp, 2.95%, 7/15/22	300,000	282,230
US Bank:
4.95%, 10/30/14	100,000	104,812
3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	1,000,000	1,042,351
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	400,000	373,666
Viacom, Inc., 3.125%, 6/15/22	1,000,000	931,500
Volkswagen International Finance NV, 0.884%, 4/1/14 (e)(r)	1,000,000	1,001,895
Wachovia Bank NA, 0.584%, 3/15/16 (r)	300,000	298,096
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	500,000	452,500
Walgreen Co., 1.80%, 9/15/17	400,000	401,374
Western Union Co., 2.875%, 12/10/17	400,000	408,646
Whirlpool Corp., 3.70%, 3/1/23	300,000	290,307
Willis Group Holdings plc, 4.125%, 3/15/16	500,000	525,107
Wisconsin Public Service Corp., 3.671%, 12/1/42	400,000	349,840
Zoetis, Inc., 3.25%, 2/1/23 (e)	400,000	380,806

Total Corporate Bonds (Cost $86,439,945)		85,076,485

FLOATING RATE LOANS(d)- 0.5%
BJ's Wholesale Club, Inc., 3.25%, 9/26/19 (r)	148,876	148,671
Dell, Inc. Bridge Loans:
2/28/20*	553,850	551,081
2/26/21*	346,150	344,419
Dunkin' Brands, Inc., 2.75%, 2/11/20 (r)	396,755	395,366
SUPERVALU, Inc., 4.00%, 3/21/19 (r)	198,758	197,889

Total Floating Rate Loans (Cost $1,643,458)		1,637,426

MUNICIPAL OBLIGATIONS - 0.7%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	300,000	321,552
New York City GO Bonds, 5.206%, 10/1/31	470,000	492,250
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36	600,000	679,848
New York State Dormitory Authority Revenue Bonds, 5.289%, 3/15/33	400,000	427,748
Utah GO Bonds, 3.539%, 7/1/25	400,000	400,592

Total Municipal Obligations (Cost $2,528,998)		2,321,990

SOVEREIGN GOVERNMENT BONDS - 0.5%
Province of Ontario Canada:
1.65%, 9/27/19	600,000	577,500
2.45%, 6/29/22	720,000	674,537
Province of Quebec Canada, 2.625%, 2/13/23	230,000	213,969

Total Sovereign Government Bonds (Cost $1,545,208)		1,466,006

U.S. TREASURY OBLIGATIONS - 2.5%
United States Treasury Bonds, 2.875%, 5/15/43	1,295,000	1,099,131
United States Treasury Notes:
0.875%, 9/15/16	315,000	317,314
1.375%, 9/30/18	1,730,000	1,738,110
2.00%, 9/30/20	4,485,000	4,481,497
2.50%, 8/15/23	410,000	405,836

Total U.S. Treasury Obligations (Cost $8,055,783)		8,041,888

TIME DEPOSIT - 9.0%
State Street Bank Time Deposit, 0.083%, 10/1/13	29,225,328	29,225,328

Total Time Deposit (Cost $29,225,328)		29,225,328

TOTAL INVESTMENTS (Cost $294,993,924) - 101.8%		331,485,754
Other assets and liabilities, net - (1.8%)		(5,722,631)
NET ASSETS - 100%		$325,763,123

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
5 Year U.S. Treasury Notes	30	12/13	$3,631,406	$19,697

Sold:
2 Year U.S. Treasury Notes	20	12/13	4,405,313	(11,900)
10 Year U.S. Treasury Notes	23	12/13	2,906,984	(56,794)
Total Sold				($68,694)

(b) This security was valued by the Board of Directors. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP SRI MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013

EQUITY SECURITIES - 96.3%	SHARES	VALUE
Aerospace & Defense - 1.2%
Hexcel Corp.*	15,550	$603,340

Auto Components - 2.7%
TRW Automotive Holdings Corp.*	18,375	1,310,321

Biotechnology - 4.5%
Myriad Genetics, Inc.*	43,000	1,010,500
United Therapeutics Corp.*	14,700	1,159,095
		2,169,595

Capital Markets - 1.6%
Waddell & Reed Financial, Inc.	14,725	758,043

Chemicals - 2.2%
Ecolab, Inc.	10,600	1,046,856

Communications Equipment - 1.9%
F5 Networks, Inc.*	8,325	713,952
Ubiquiti Networks, Inc.	6,280	210,945
		924,897

Containers & Packaging - 1.4%
Owens-Illinois, Inc.*	23,200	696,464

Diversified Consumer Services - 4.8%
Grand Canyon Education, Inc.*	22,440	903,883
Sotheby's	29,300	1,439,509
		2,343,392

Electronic Equipment & Instruments - 2.5%
Arrow Electronics, Inc.*	25,250	1,225,383

Energy Equipment & Services - 5.1%
Hornbeck Offshore Services, Inc.*	22,525	1,293,836
Unit Corp.*	25,100	1,166,899
		2,460,735

Food Products - 1.6%
Ingredion, Inc.	11,425	755,992

Gas Utilities - 1.5%
AGL Resources, Inc.	15,600	718,068

Health Care Providers & Services - 5.0%
AmerisourceBergen Corp.	18,375	1,122,712
WellCare Health Plans, Inc.*	18,575	1,295,421
		2,418,133

Household Durables - 2.2%
The Ryland Group, Inc.	26,775	1,085,458

Household Products - 3.1%
Church & Dwight Co., Inc.	24,775	1,487,739

Insurance - 5.3%
American Financial Group, Inc.	23,200	1,254,192
Torchmark Corp.	18,575	1,343,901
		2,598,093

Internet Software & Services - 2.4%
AOL, Inc.*	33,675	1,164,482

IT Services - 10.4%
DST Systems, Inc.	19,200	1,447,872
NeuStar, Inc.*	24,075	1,191,231
Syntel, Inc.	19,600	1,569,960
Teradata Corp.*	14,775	819,126
		5,028,189

Leisure Equipment & Products - 2.9%
Polaris Industries, Inc.	10,800	1,395,144

Life Sciences - Tools & Services - 1.5%
Mettler-Toledo International, Inc.*	3,115	747,881

Machinery - 5.3%
AGCO Corp.	22,850	1,380,597
Valmont Industries, Inc.	8,625	1,198,099
		2,578,696

Media - 2.9%
Gannett Co., Inc.	52,725	1,412,503

Metals & Mining - 1.5%
Reliance Steel & Aluminum Co.	9,950	729,036

Oil, Gas & Consumable Fuels - 2.6%
EPL Oil & Gas, Inc.*	33,500	1,243,185

Pharmaceuticals - 1.9%
Questcor Pharmaceuticals, Inc.	15,700	910,600

Professional Services - 2.4%
Corporate Executive Board Co.	16,354	1,187,628

Road & Rail - 2.2%
Old Dominion Freight Line, Inc.*	23,725	1,091,113

Semiconductors & Semiconductor Equipment - 2.7%
Synaptics, Inc.*	29,100	1,288,548

Specialty Retail - 8.3%
Express, Inc.*	20,070	473,451
Lithia Motors, Inc.	10,100	736,896
Ross Stores, Inc.	20,725	1,508,780
Ulta Salon, Cosmetics & Fragrance, Inc.*	10,900	1,302,114
		4,021,241

Trading Companies & Distributors - 2.7%
WESCO International, Inc.*	17,325	1,325,882

Total Equity Securities (Cost $34,818,705)		46,726,637

TIME DEPOSIT - 2.6%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 10/1/13	$1,266,313	1,266,313

Total Time Deposit (Cost $1,266,313)		1,266,313

TOTAL INVESTMENTS (Cost $36,085,018) - 98.9%		47,992,950
Other assets and liabilities, net - 1.1%		520,609
NET ASSETS - 100%		$48,513,559

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013

VARIABLE RATE DEMAND NOTES† - 56.3%	PRINCIPAL AMOUNT	VALUE
2880 Stevens Creek LLC, 0.27%, 11/1/33, LOC: Bank of the West (r)	$2,800,000	$2,800,000
California GO, 0.04%, 5/1/34, LOC: Citibank (r)	3,000,000	3,000,000
CIDC-Hudson House LLC New York Revenue, 0.60%, 12/1/34, LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	425,000	425,000
Cook County Illinois Revenue, 0.20%, 2/1/35, LOC: RBS Citizens (r)	2,000,000	2,000,000
Crawfordsville Indiana MFH Revenue, 0.35%, 1/1/33, LOC: United Fidelity Bank, C/LOC: FHLB (r)	770,000	770,000
District of Columbia Revenue, 0.20%, 4/1/38, LOC: PNC Bank (r)	210,000	210,000
Erie County New York IDA Revenue, 0.18%, 4/1/32, LOC: HSBC USA (r)	1,470,000	1,470,000
Esplanade Theatres LLC, 0.27%, 11/1/42, LOC: First NBC Bank, C/LOC: FHLB (r)	4,410,000	4,410,000
Fairpoint Regional Utility System, Inc., 1.14%, 3/1/24, LOC: Hancock Bank, C/LOC: FHLB (r)	2,700,000	2,700,000
Florida Housing Finance Corp. Revenue, 0.12%, 11/15/35, CEI: Fannie Mae (r)	2,300,000	2,300,000
Hopkinsville Kentucky Industrial Building LO Revenue, 0.23%, 8/1/24, LOC: Comerica Bank (r)	545,000	545,000
Louisiana Housing Corp. Revenue, 0.07%, 3/15/37, CEI: Fannie Mae (r)	1,060,000	1,060,000
Michigan Strategic Fund LO Revenue, 0.40%, 9/1/22, LOC: Bank of America (r)	4,410,000	4,410,000
Ness Family Partners LP, 0.44%, 9/1/34, LOC: Bank of the West (r)	385,000	385,000
New York State HFA Revenue, 0.08%, 5/15/37, CEI: Fannie Mae (r)	600,000	600,000
New York State MMC Corp. Revenue, 0.60%, 11/1/35, LOC: JPMorgan Chase Bank (r)	820,000	820,000
OSL Santa Rosa Fountaingrove LLC, 0.16%, 2/1/52, LOC: East West Bank, C/LOC: FHLB (r)	2,500,000	2,500,000
Rex Lumber LLC, 0.18%, 2/1/22, LOC: Whitney National Bank, C/LOC: FHLB (r)	845,000	845,000
San Francisco California City & County Redevelopment Agency Revenue, 0.08%, 6/15/34, CEI: Fannie Mae (r)	1,200,000	1,200,000
Saratoga County New York IDA Revenue, 0.17%, 11/1/21, LOC: JPMorgan Chase Bank (r)	2,000,000	2,000,000
Tucson Arizona IDA Revenue, 0.08%, 1/15/32, CEI: Fannie Mae (r)	885,000	885,000
Tuscaloosa County Alabama IDA Gulf Opportunity Zone Revenue, 0.12%, 3/1/27, LOC: Citibank (r)	1,400,000	1,400,000
Warren County Kentucky IDA Revenue, 0.28%, 12/1/18, LOC: U.S. Bank (r)	615,000	615,000
Warrior Roofing Manufacturing of Georgia LLC, 0.43%, 12/15/34, LOC: Bank of Tuscaloosa, C/LOC: FHLB (r)	1,030,000	1,030,000
Wilkes-Barre Pennsylvania GO, 0.20%, 11/1/25, LOC: PNC Bank (r)	2,635,000	2,635,000

Total Variable Rate Demand Notes (Cost $41,015,000)		41,015,000

U.S. TREASURY OBLIGATIONS - 33.0%
United States Treasury Bills, Zero Coupon, 10/10/13	22,000,000	21,999,973
United States Treasury Notes:
0.50%, 10/15/13	1,000,000	1,000,114
2.75%, 10/31/13	1,000,000	1,002,101

Total U.S. Treasury Obligations (Cost $24,002,188)		24,002,188

TOTAL INVESTMENTS (Cost $65,017,188) - 89.3%		65,017,188
Other assets and liabilities, net - 10.7%		7,810,622
NET ASSETS - 100%		$72,827,810

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

† The date shown for securities represents the date when principal payments must be paid. Most securities have maturity shortening features that function as put options.

Explanation of Guarantees:
C/LOC: Confirming Letter of Credit
CEI: Credit Enhancement Instrument
LOC: Letter of Credit

Abbreviations:
FHLB: Federal Home Loan Bank
GO: General Obligation
HFA: Housing Finance Agency/Authority
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
LP: Limited Partnership
MFH: Multi-Family Housing

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP SMALL CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013

EQUITY SECURITIES - 99.8%	SHARES	VALUE
Aerospace & Defense - 2.2%
Hexcel Corp.*	12,157	$471,692
Triumph Group, Inc.	1,934	135,805
		607,497

Airlines - 1.4%
JetBlue Airways Corp.*	34,165	227,539
US Airways Group, Inc.*	8,290	157,178
		384,717

Auto Components - 0.8%
Fox Factory Holding Corp.*	980	18,885
Tenneco, Inc.*	3,750	189,375
		208,260

Biotechnology - 8.4%
Acorda Therapeutics, Inc.*	9,082	311,331
Aegerion Pharmaceuticals, Inc.*	795	68,139
Ariad Pharmaceuticals, Inc.*	11,765	216,476
Cubist Pharmaceuticals, Inc.*	5,610	356,517
Ophthotech Corp.*	1,448	43,020
Seattle Genetics, Inc.*	6,128	268,590
Theravance, Inc.*	12,026	491,743
United Therapeutics Corp.*	6,345	500,303
		2,256,119

Building Products - 1.6%
PGT, Inc.*	16,306	161,593
Trex Co., Inc.*	3,770	186,728
USG Corp.*	3,007	85,940
		434,261

Chemicals - 3.2%
Axiall Corp.	3,564	134,683
Huntsman Corp.	13,923	286,953
Quaker Chemical Corp.	6,052	442,099
		863,735

Commercial Banks - 0.8%
UMB Financial Corp.	4,147	225,348

Commercial Services & Supplies - 1.4%
Waste Connections, Inc.	8,332	378,356

Communications Equipment - 0.7%
Aruba Networks, Inc.*	7,584	126,198
Ixia*	4,680	73,335
		199,533

Computers & Peripherals - 0.4%
Fusion-io, Inc.*	7,645	102,367

Construction & Engineering - 1.6%
Foster Wheeler AG*	6,114	161,043
Northwest Pipe Co.*	8,511	279,841
		440,884

Construction Materials - 1.6%
Texas Industries, Inc.*	6,371	422,461

Consumer Finance - 0.7%
Cash America International, Inc.	4,265	193,119

Diversified Consumer Services - 0.9%
Outerwall, Inc.*	2,582	129,074
Sotheby's	2,148	105,531
		234,605

Diversified Financial Services - 0.5%
KKR Financial Holdings LLC	13,380	138,215

Electrical Equipment - 1.4%
General Cable Corp.	6,210	197,167
Thermon Group Holdings, Inc.*	7,680	177,485
		374,652

Electronic Equipment & Instruments - 3.2%
Coherent, Inc.	4,892	300,613
InvenSense, Inc.*	18,269	321,900
IPG Photonics Corp.	4,523	254,690
		877,203

Energy Equipment & Services - 2.9%
Dril-Quip, Inc.*	1,534	176,027
Geospace Technologies Corp.*	7,277	613,451
		789,478

Food & Staples Retailing - 3.1%
Fresh Market, Inc.*	7,203	340,774
Natural Grocers by Vitamin Cottage, Inc.*	12,261	486,762
		827,536

Food Products - 1.5%
WhiteWave Foods Co.*	20,210	403,594

Health Care Equipment & Supplies - 6.6%
ArthroCare Corp.*	11,810	420,200
HeartWare International, Inc.*	3,050	223,290
Sirona Dental Systems, Inc.*	6,002	401,714
The Cooper Co.'s, Inc.	3,075	398,797
Thoratec Corp.*	8,981	334,901
		1,778,902

Health Care Providers & Services - 3.8%
Air Methods Corp.	6,408	272,981
Centene Corp.*	7,773	497,161
Team Health Holdings, Inc.*	6,629	251,504
		1,021,646

Health Care Technology - 1.6%
MedAssets, Inc.*	16,785	426,675

Hotels, Restaurants & Leisure - 4.3%
Bally Technologies, Inc.*	7,750	558,465
BJ's Restaurants, Inc.*	3,046	87,481
Chuy's Holdings, Inc.*	4,455	159,890
Orient-Express Hotels Ltd.*	15,352	199,269
Pinnacle Entertainment, Inc.*	6,512	163,126
		1,168,231

Household Durables - 1.3%
Universal Electronics, Inc.*	9,651	347,726

Insurance - 1.3%
Validus Holdings Ltd.	9,222	341,030

Internet Software & Services - 6.2%
Angie's List, Inc.*	10,580	238,050
Cornerstone OnDemand, Inc.*	8,471	435,748
Demandware, Inc.*	5,025	232,808
Marin Software, Inc.*	7,573	95,041
Monster Worldwide, Inc.*	48,499	214,366
Trulia, Inc.*	9,724	457,320
		1,673,333

Life Sciences - Tools & Services - 1.5%
PAREXEL International Corp.*	7,917	397,671

Machinery - 4.9%
Chart Industries, Inc.*	2,411	296,650
Colfax Corp.*	5,657	319,564
Manitowoc Co., Inc.	10,418	203,984
Trimas Corp.*	4,251	158,562
WABCO Holdings, Inc.*	2,095	176,525
Woodward, Inc.	4,286	174,997
		1,330,282

Metals & Mining - 1.4%
RTI International Metals, Inc.*	11,576	370,895

Oil, Gas & Consumable Fuels - 3.1%
Gulfport Energy Corp.*	7,664	493,102
Oasis Petroleum, Inc.*	6,808	334,477
		827,579

Pharmaceuticals - 1.4%
Salix Pharmaceuticals Ltd.*	5,585	373,525

Real Estate Investment Trusts - 2.8%
Redwood Trust, Inc.	4,849	95,477
The GEO Group, Inc.	14,818	492,698
Two Harbors Investment Corp.	17,965	174,440
		762,615

Road & Rail - 1.4%
Landstar System, Inc.	4,383	245,360
Quality Distribution, Inc.*	13,860	128,067
		373,427

Semiconductors & Semiconductor Equipment - 4.0%
Cavium, Inc.*	8,810	362,972
EZchip Semiconductor Ltd.*	5,226	128,769
SunEdison, Inc.*	12,485	99,505
Teradyne, Inc.*	14,570	240,696
Veeco Instruments, Inc.*	6,850	255,026
		1,086,968

Software - 8.4%
Aspen Technology, Inc.*	6,481	223,919
Compuware Corp.	12,368	138,522
Concur Technologies, Inc.*	2,533	279,895
Fortinet, Inc.*	14,098	285,625
Guidewire Software, Inc.*	3,908	184,106
Imperva, Inc.*	4,216	177,156
NICE Systems Ltd. (ADR)	6,986	289,011
QLIK Technologies, Inc.*	10,249	350,926
The Ultimate Software Group, Inc.*	1,274	187,788
TIBCO Software, Inc.*	5,557	142,204
		2,259,152

Specialty Retail - 5.3%
Chico's FAS, Inc.	7,296	121,551
Genesco, Inc.*	12,231	802,109
TravelCenters of America LLC*	8,027	63,012
Vitamin Shoppe, Inc.*	10,249	448,394
		1,435,066

Textiles, Apparel & Luxury Goods - 1.2%
Steven Madden Ltd.*	6,211	334,338

Thrifts & Mortgage Finance - 1.0%
Home Loan Servicing Solutions, Ltd.	12,034	264,868

Total Equity Securities (Cost $19,223,973)		26,935,869

TIME DEPOSIT - 0.8%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 10/1/13	$217,631	217,631

Total Time Deposit (Cost $217,631)		217,631

TOTAL INVESTMENTS (Cost $19,441,604) - 100.6%		27,153,500
Other assets and liabilities, net - (0.6%)		(154,928)
NET ASSETS - 100%		$26,998,572

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
LLC: Limited Liability Corporation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013

ASSET-BACKED SECURITIES - 1.7%	PRINCIPAL AMOUNT	VALUE
American Credit Acceptance Receivables Trust:
1.64%, 11/15/16 (e)	$58,732	$58,684
2.84%, 5/15/19 (e)	90,000	90,173
AmeriCredit Automobile Receivables Trust, 5.19%, 8/17/15	89,394	90,872
Flagship Rail Services LLC, 3.08%, 4/15/43 (e)	179,954	177,475
MVW Owner Trust, 2.15%, 4/22/30 (e)	97,257	97,306
Santander Drive Auto Receivables Trust, 1.94%, 3/15/18	75,000	74,457

Total Asset-Backed Securities (Cost $592,913)		588,967

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.1%
BBCMS Trust, 3.756%, 9/5/32 (e)	110,000	114,679
BWAY Mortgage Trust, 2.809%, 3/10/33 (e)	200,000	192,941
Commercial Mortgage Pass Through Certificates, 3.424%, 3/10/31 (e)	140,000	134,672
Extended Stay America Trust:
2.958%, 12/5/31 (e)	130,000	127,042
3.604%, 12/5/31 (e)	125,000	122,243
GS Mortgage Securities Corp. II:
1.632%, 11/8/29 (e)(r)	370,000	364,882
3.007%, 12/10/30 (e)	155,000	141,914
Motel 6 Trust, 1.948%, 10/5/25 (e)	215,000	210,818
ORES NPL LLC, 3.081%, 9/25/25 (e)	93,113	93,122
Queens Center Mortgage Trust, 3.59%, 1/11/37 (e)(r)	150,000	131,473
UBS-Barclays Commercial Mortgage Trust, 3.317%, 12/10/45 (e)	130,000	122,281

Total Commercial Mortgage-Backed Securities (Cost $1,810,246)		1,756,067

CORPORATE BONDS - 82.9%
AbbVie, Inc.:
2.90%, 11/6/22	200,000	187,042
4.40%, 11/6/42	150,000	135,806
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	96,336	—
Amazon.com, Inc., 2.50%, 11/29/22	200,000	182,271
America Movil SAB de CV, 2.375%, 9/8/16	100,000	101,680
American Express Centurion Bank, 0.715%, 11/13/15 (r)	250,000	250,804
American International Group, Inc.:
3.75%, 11/30/13 (e)	500,000	502,377
4.875%, 6/1/22	250,000	268,190
American National Red Cross, 5.422%, 11/15/13	335,000	335,570
Amgen, Inc., 2.50%, 11/15/16	50,000	51,898
Anadarko Petroleum Corp., 6.375%, 9/15/17	100,000	116,248
Anheuser-Busch InBev Finance, Inc.:
2.625%, 1/17/23	100,000	93,130
4.00%, 1/17/43	100,000	90,068
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	100,000	92,512
Antero Resources Finance Corp., 9.375%, 12/1/17	96,000	101,520
Apple, Inc., 3.85%, 5/4/43	200,000	167,591
ArcelorMittal, 5.00%, 2/25/17	150,000	156,000
AT&T, Inc.:
2.95%, 5/15/16	100,000	104,563
3.00%, 2/15/22	225,000	211,005
Autodesk, Inc., 1.95%, 12/15/17	200,000	196,032
Bank of America Corp.:
5.25%, 12/1/15	200,000	215,110
3.30%, 1/11/23	300,000	281,028
Bank of America NA, 5.30%, 3/15/17	650,000	716,366
Bank of New York Mellon Corp.:
1.70%, 11/24/14	100,000	101,371
2.40%, 1/17/17	50,000	51,500
Bank of Nova Scotia, 1.85%, 1/12/15	225,000	228,928
Barrick North America Finance LLC, 5.75%, 5/1/43	100,000	83,909
Baxter International, Inc., 3.20%, 6/15/23	100,000	97,569
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	200,000	194,250
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	540,000	602,100
Boston Properties LP:
3.70%, 11/15/18	100,000	105,094
3.85%, 2/1/23	100,000	97,414
BP Capital Markets plc, 3.245%, 5/6/22	200,000	193,103
Cantor Fitzgerald LP, 7.875%, 10/15/19 (e)	200,000	207,100
Capital One Bank, 3.375%, 2/15/23	200,000	187,070
Cash America International, Inc., 5.75%, 5/15/18 (e)	200,000	194,000
Cemex SAB de CV, 5.248%, 9/30/15 (e)(r)	200,000	206,000
CenturyLink, Inc.:
5.80%, 3/15/22	200,000	188,000
7.65%, 3/15/42	100,000	89,000
Chevron Corp., 3.191%, 6/24/23	100,000	98,220
CIT Group, Inc., 5.25%, 3/15/18	100,000	104,750
Citigroup, Inc.:
3.953%, 6/15/16	400,000	425,819
4.45%, 1/10/17	400,000	433,107
3.50%, 5/15/23	100,000	90,240
CNOOC Curtis Funding No. 1 Pty. Ltd., 4.50%, 10/3/23 (e)	100,000	100,769
Colgate-Palmolive Co., 1.30%, 1/15/17	50,000	50,354
Comcast Corp., 3.125%, 7/15/22	100,000	97,424
COX Communications, Inc., 3.25%, 12/15/22 (e)	100,000	88,801
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	400,000	424,468
Cummins, Inc.:
3.65%, 10/1/23	100,000	100,678
4.875%, 10/1/43	200,000	203,240
CVS Pass-Through Trust, 6.036%, 12/10/28	163,393	180,067
Daimler Finance North America LLC, 2.625%, 9/15/16 (e)	200,000	206,153
DDR Corp., 4.75%, 4/15/18	300,000	323,817
Discover Financial Services, 3.85%, 11/21/22	200,000	190,816
Dow Chemical Co.:
3.00%, 11/15/22	100,000	92,079
4.375%, 11/15/42	100,000	86,455
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	75,000	73,383
Ecolab, Inc., 4.35%, 12/8/21	150,000	158,043
EI du Pont de Nemours & Co., 2.80%, 2/15/23	75,000	70,622
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	400,000	445,000
ERP Operating LP, 4.625%, 12/15/21	100,000	105,563
Excalibur One 77B LLC, 1.492%, 1/1/25	43,106	41,012
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 5/1/20 (e)	100,000	104,000
Fidelity National Information Services, Inc., 3.50%, 4/15/23	200,000	179,905
Ford Motor Credit Co. LLC:
4.207%, 4/15/16	200,000	211,951
4.25%, 2/3/17	100,000	106,852
5.875%, 8/2/21	200,000	222,326
Freeport-McMoRan Copper & Gold, Inc.:
3.10%, 3/15/20 (e)	240,000	225,676
5.45%, 3/15/43 (e)	50,000	44,816
General Electric Capital Corp.:
2.90%, 1/9/17	300,000	314,026
3.15%, 9/7/22	100,000	94,554
General Electric Capital Corp. / LJ VP Holdings LLC, 3.80%, 6/18/19 (e)	400,000	418,380
General Electric Co., 4.125%, 10/9/42	100,000	91,804
Glencore Funding LLC:
1.422%, 5/27/16 (e)(r)	100,000	97,924
1.628%, 1/15/19 (e)(r)	100,000	94,130
4.125%, 5/30/23 (e)	100,000	92,507
Goldman Sachs Group, Inc.:
2.375%, 1/22/18	200,000	198,582
2.90%, 7/19/18	200,000	201,607
5.75%, 1/24/22	550,000	609,754
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	100,000	109,447
Hershey Co., 1.50%, 11/1/16	50,000	50,491
Innovation Ventures LLC / Innovation Ventures Finance Corp., 9.50%, 8/15/19 (e)	200,000	183,250
International Business Machines Corp.:
0.875%, 10/31/14	300,000	301,932
2.90%, 11/1/21	100,000	98,107
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	27,324	27
John Deere Capital Corp.:
1.25%, 12/2/14	75,000	75,765
2.00%, 1/13/17	50,000	51,168
JPMorgan Chase & Co.:
1.80%, 1/25/18	250,000	246,518
3.20%, 1/25/23	600,000	561,311
3.375%, 5/1/23	100,000	90,686
Kansas City Southern de Mexico SA de CV, 8.00%, 2/1/18	100,000	106,875
Kenan Advantage Group, Inc., 8.375%, 12/15/18 (e)	150,000	157,312
Kern River Funding Corp., 6.676%, 7/31/16 (e)	28,069	30,965
Kia Motors Corp., 3.625%, 6/14/16 (e)	150,000	156,753
Kraft Foods Group, Inc., 3.50%, 6/6/22	100,000	98,763
Kroger Co., 3.85%, 8/1/23	100,000	98,488
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	300,000	290,250
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	200,000	189,898
Lowe's Co.'s, Inc., 3.875%, 9/15/23	100,000	101,276
LYB International Finance BV, 5.25%, 7/15/43	100,000	98,336
LyondellBasell Industries NV, 6.00%, 11/15/21	100,000	114,133
Molson Coors Brewing Co., 5.00%, 5/1/42	100,000	97,444
Morgan Stanley:
4.75%, 4/1/14	100,000	101,720
2.125%, 4/25/18	300,000	292,394
4.10%, 5/22/23	200,000	186,544
Nationwide Health Properties, Inc., 6.59%, 7/7/38	70,000	78,395
NBCUniversal Media LLC:
2.875%, 1/15/23	200,000	190,201
4.45%, 1/15/43	200,000	184,845
NetApp, Inc., 3.25%, 12/15/22	100,000	91,820
New York Life Global Funding, 1.65%, 5/15/17 (e)	50,000	49,896
News America, Inc., 5.40%, 10/1/43 (e)	100,000	100,119
NII Capital Corp., 7.625%, 4/1/21	200,000	142,000
NII International Telecom SCA, 11.375%, 8/15/19 (e)	50,000	51,750
Nissan Motor Acceptance Corp., 2.65%, 9/26/18 (e)	100,000	100,280
Northrop Grumman Corp., 4.75%, 6/1/43	100,000	94,352
PacifiCorp:
2.95%, 2/1/22	250,000	244,430
4.10%, 2/1/42	100,000	91,502
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18 (e)	300,000	299,798
PepsiCo, Inc., 2.75%, 3/5/22	100,000	95,222
Pernod Ricard SA:
4.25%, 7/15/22 (e)	50,000	50,482
5.50%, 1/15/42 (e)	100,000	101,843
Pioneer Natural Resources Co., 5.875%, 7/15/16	250,000	278,439
ProLogis LP, 6.875%, 3/15/20	37,000	43,623
Regions Bank, 7.50%, 5/15/18	100,000	117,612
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	200,000	195,192
Rio Tinto Finance USA plc, 3.50%, 3/22/22	150,000	144,999
Royal Bank of Canada, 1.20%, 9/19/18	345,000	340,907
SABMiller Holdings, Inc., 3.75%, 1/15/22 (e)	255,000	257,030
Sanofi SA, 1.25%, 4/10/18	100,000	97,624
SBA Tower Trust, 2.24%, 4/15/43 (e)	180,000	177,503
Shell International Finance BV:
2.25%, 1/6/23	200,000	180,115
4.55%, 8/12/43	100,000	98,518
Spencer Spirit Holdings, Inc.:
11.00%, 5/1/17 (e)	250,000	266,250
9.00%, 5/1/18 (e)	100,000	97,500
Standard Chartered plc, 3.95%, 1/11/23 (e)	200,000	188,130
SunTrust Bank, 0.552%, 8/24/15 (r)	300,000	296,870
Telefonica Emisiones SAU, 3.992%, 2/16/16	100,000	103,588
Thermo Fisher Scientific, Inc., 3.15%, 1/15/23	100,000	92,596
Time Warner Cable, Inc.:
4.00%, 9/1/21	100,000	93,297
5.50%, 9/1/41	100,000	81,999
Time Warner, Inc.:
4.00%, 1/15/22	90,000	90,963
3.40%, 6/15/22	200,000	194,153
5.375%, 10/15/41	100,000	99,755
4.90%, 6/15/42	200,000	187,083
Toronto-Dominion Bank, 2.375%, 10/19/16	100,000	103,430
Toyota Motor Credit Corp.:
2.05%, 1/12/17	100,000	102,297
3.30%, 1/12/22	50,000	49,722
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	100,000	89,238
United Technologies Corp., 4.50%, 6/1/42	100,000	97,140
UnitedHealth Group, Inc.:
3.375%, 11/15/21	50,000	49,850
4.625%, 11/15/41	50,000	47,677
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	400,000	416,940
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	250,000	233,541
Verizon Communications, Inc.:
5.15%, 9/15/23	300,000	321,536
6.40%, 9/15/33	200,000	222,103
6.55%, 9/15/43	450,000	508,022
Volkswagen International Finance NV, 0.884%, 4/1/14 (e)(r)	300,000	300,568
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	300,000	271,500
Wal-Mart Stores, Inc.:
2.55%, 4/11/23	100,000	92,461
4.00%, 4/11/43	200,000	178,298
Western Union Co., 2.875%, 12/10/17	100,000	102,161
Williams Co.'s, Inc., 3.70%, 1/15/23	200,000	180,627
Xstrata Finance Canada Ltd.:
2.85%, 11/10/14 (e)	100,000	101,498
3.60%, 1/15/17 (e)	125,000	129,224
Zions Bancorporation, 4.50%, 6/13/23	100,000	99,163
Zoetis, Inc., 4.70%, 2/1/43 (e)	100,000	93,195

Total Corporate Bonds (Cost $28,363,686)		28,253,618

FLOATING RATE LOANS(d)- 0.9%
Dell, Inc. Bridge Loans:
2/28/20*	184,600	183,677
2/26/21*	115,400	114,823

Total Floating Rate Loans (Cost $300,000)		298,500

MUNICIPAL OBLIGATIONS - 0.2%
Owen Withee Wisconsin School District GO Bonds, 5.64%, 3/1/16	55,000	57,199

Total Municipal Obligations (Cost $55,000)		57,199

SOVEREIGN GOVERNMENT BONDS - 1.3%
Province of Ontario Canada, 2.45%, 6/29/22	400,000	374,743
Province of Quebec Canada, 2.625%, 2/13/23	75,000	69,772

Total Sovereign Government Bonds (Cost $473,337)		444,515

U.S. TREASURY OBLIGATIONS - 4.9%
United States Treasury Bonds, 2.875%, 5/15/43	615,000	521,981
United States Treasury Notes:
1.375%, 9/30/18	380,000	381,782
2.50%, 8/15/23	770,000	762,180

Total U.S. Treasury Obligations (Cost $1,653,849)		1,665,943

TIME DEPOSIT - 2.8%
State Street Bank Time Deposit, 0.083%, 10/1/13	972,865	972,865

Total Time Deposit (Cost $972,865)		972,865

EQUITY SECURITIES - 0.3%	SHARES
Woodbourne Capital:
Trust I, Preferred (b)(e)	50,000	25,830
Trust II, Preferred (b)(e)	50,000	25,830
Trust III, Preferred (b)(e)	50,000	25,830
Trust IV, Preferred (b)(e)	50,000	25,830

Total Equity Securities (Cost $200,000)		103,320

TOTAL INVESTMENTS (Cost $34,421,896) - 100.1%		34,140,994
Other assets and liabilities, net - (0.1%)		(50,106)
NET ASSETS - 100%		$34,090,888

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
2 Year U.S. Treasury Notes	1	12/13	$220,266	$624
5 Year U.S. Treasury Notes	5	12/13	605,234	1,556
Total Purchased				$2,180

Sold:
10 Year U.S. Treasury Notes	9	12/13	$1,137,516	($20,683)

(b) This security was valued by the Board of Directors. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(w) Security is in default and is no longer accruing interest.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP SRI EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013

EQUITY SECURITIES - 94.7%	SHARES	VALUE
Aerospace & Defense - 1.7%
B/E Aerospace, Inc.*	2,269	$167,498

Beverages - 4.4%
PepsiCo, Inc.	1,590	126,405
The Coca-Cola Co.	8,208	310,919
		437,324

Biotechnology - 2.7%
Gilead Sciences, Inc.*	4,303	270,400

Capital Markets - 1.6%
T. Rowe Price Group, Inc.	2,192	157,671

Chemicals - 2.6%
Ecolab, Inc.	2,600	256,776

Commercial Banks - 3.3%
SunTrust Banks, Inc.	4,112	133,311
Wells Fargo & Co.	4,736	195,691
		329,002

Communications Equipment - 4.9%
Juniper Networks, Inc.*	6,192	122,973
QUALCOMM, Inc.	5,459	367,718
		490,691

Computers & Peripherals - 3.6%
Apple, Inc.	763	363,760

Consumer Finance - 2.5%
American Express Co.	3,262	246,346

Diversified Financial Services - 2.4%
IntercontinentalExchange, Inc.*	1,352	245,280

Electrical Equipment - 1.6%
Eaton Corp. plc	1,538	105,876
Rockwell Automation, Inc.	490	52,401
		158,277

Energy Equipment & Services - 4.5%
Cameron International Corp.*	4,793	279,767
Noble Corp.	4,491	169,625
		449,392

Food & Staples Retailing - 6.1%
Costco Wholesale Corp.	1,818	209,288
CVS Caremark Corp.	7,037	399,350
		608,638

Health Care Equipment & Supplies - 1.0%
Varian Medical Systems, Inc.*	1,385	103,501

Health Care Providers & Services - 4.7%
CIGNA Corp.	2,336	179,545
DaVita HealthCare Partners, Inc.*	1,950	110,955
Express Scripts Holding Co.*	2,961	182,931
		473,431

Hotels, Restaurants & Leisure - 5.6%
McDonald's Corp.	2,336	224,746
Panera Bread Co.*	437	69,278
Starbucks Corp.	3,438	264,623
		558,647

Industrial Conglomerates - 4.0%
3M Co.	1,274	152,128
Danaher Corp.	3,659	253,642
		405,770

Insurance - 1.8%
Aon plc	2,395	178,284

Internet & Catalog Retail - 3.7%
Amazon.com, Inc.*	631	197,276
priceline.com, Inc.*	177	178,938
		376,214

Internet Software & Services - 5.9%
eBay, Inc.*	3,562	198,724
Google, Inc.*	447	391,532
		590,256

IT Services - 2.6%
Alliance Data Systems Corp.*	313	66,190
International Business Machines Corp.	453	83,887
Visa, Inc.	561	107,207
		257,284

Media - 2.1%
The Walt Disney Co.	3,347	215,848

Multiline Retail - 0.9%
Nordstrom, Inc.	1,696	95,315

Pharmaceuticals - 5.4%
Allergan, Inc.	2,714	245,481
Novartis AG (ADR)	1,470	112,764
Perrigo Co.	1,454	179,394
		537,639

Semiconductors & Semiconductor Equipment - 1.3%
Texas Instruments, Inc.	3,310	133,294

Software - 5.3%
Informatica Corp.*	2,770	107,947
Microsoft Corp.	9,566	318,644
VMware, Inc.*	1,306	105,655
		532,246

Specialty Retail - 5.0%
Bed Bath & Beyond, Inc.*	1,904	147,293
Lowe's Co.'s, Inc.	4,885	232,575
Ross Stores, Inc.	1,609	117,135
		497,003

Textiles, Apparel & Luxury Goods - 1.9%
Michael Kors Holdings Ltd.*	671	50,003
Nike, Inc., Class B	1,986	144,263
		194,266

Trading Companies & Distributors - 1.6%
Fastenal Co.	3,219	161,755

Total Equity Securities (Cost $6,849,520)		9,491,808

TIME DEPOSIT - 3.2%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 10/1/13	$320,870	320,870

Total Time Deposit (Cost $320,870)		320,870

TOTAL INVESTMENTS (Cost $7,170,390) - 97.9%		9,812,678
Other assets and liabilities, net - 2.1%		206,868
NET ASSETS - 100%		$10,019,546

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Variable Series, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of six separate portfolios. Calvert VP SRI Equity, Calvert VP Small Cap Growth, and Calvert VP Money Market Portfolios are registered as diversified portfolios. Calvert VP SRI Mid Cap Growth, Calvert VP SRI Balanced, and Calvert VP Income Portfolios are registered as non-diversified portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Fund are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation:  Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time).  The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval, and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940.  Generally, if the credit quality is sufficient, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, municipal securities, sovereign government bonds, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.  All securities for Calvert VP Money Market are valued at amortized cost which approximates fair market value in accordance with Rule 2a-7 of the Investment Company Act of 1940.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the Fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

The following amounts were fair valued in good faith under the direction of the Board as of September 30, 2013:

	Market Value	% of Net Assets
Calvert VP SRI Balanced	$1,033,200	0.3%
Calvert VP Income	103,347	0.3%

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2013:

Calvert VP SRI Mid Cap Growth	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$46,726,637	-	-	$46,726,637
Other debt obligations	-	$1,266,313	-	1,266,313
TOTAL	$46,726,637	$1,266,313	-	$47,992,950

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the quarter ended September 30, 2013.

Calvert VP SRI Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$9,491,808	-	-	$9,491,808
Other debt obligations	-	$320,870	-	320,870
TOTAL	$9,491,808	$320,870	-	$9,812,678

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the quarter ended September 30, 2013.

Calvert VP Income	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$588,967	-	$588,967
Commercial mortgage-backed securities	-	1,756,067	-	1,756,067
Corporate debt	-	28,253,591	$27	28,253,618
Municipal obligations	-	57,199	-	57,199
U.S. government obligations	-	1,665,943	-	1,665,943
Equity securities	-	-	103,320	103,320
Other debt obligations	-	1,715,880	-	1,715,880
TOTAL	-	$34,037,647	$103,347**	$34,140,994

Other financial instruments ***	($18,503)	-	-	($18,503)

* For a complete listing of investments, please refer to the Schedule of Investments.

** Level 3 securities represent 0.3% of net assets.

***Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

There were no transfers between levels during the quarter ended September 30, 2013.

Calvert VP SRI Balanced	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$192,629,367	-	$1,033,200	$193,662,567
Asset-backed securities	-	$4,012,800	-	4,012,800
Collateralized mortgage-backed obligations	-	239,174	-	239,174
Commercial mortgage-backed securities	-	5,802,090	-	5,802,090
Corporate debt	-	85,076,485	-	85,076,485
Municipal obligations	-	2,321,990	-	2,321,990
U.S. government obligations	-	8,041,888	-	8,041,888
Other debt obligations	-	32,328,760	-	32,328,760
TOTAL	$192,629,367	$137,823,187	$1,033,200**	$331,485,754

Other financial instruments***	($48,997)	-	-	($48,997)

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Level 3 securities represent 0.3% of net assets.

*** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

There were no transfers between levels during the quarter ended September 30, 2013.

Calvert VP Small Cap Growth	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$26,935,869	-	-	$26,935,869
Other debt obligations	-	$217,631	-	217,631
TOTAL	$26,935,869	$217,631	-	$27,153,500

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the quarter ended September 30, 2013.

Calvert VP Money Market	Valuation Inputs
Investments in Securities *	Level 1	Level 2	Level 3	Total
U.S. government obligations	-	$24,002,188	-	$24,002,188
Variable rate demand notes	-	41,015,000	-	41,015,000
TOTAL	-	$65,017,188	-	$65,017,188

* For a complete listing of investments, please refer to the Schedule of Investments.

There were no transfers between levels during the quarter ended September 30, 2013.

Futures Contracts: The Portfolios may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Portfolios may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.  The Portfolios are subject to market risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives.  The Portfolios may use futures contracts to hedge against changes in the value of securities, interest rates, or foreign currencies.  The Portfolios may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Portfolios. During the period, the Portfolios used U.S. Treasury futures contracts to hedge against interest rate changes, to manage overall duration, and, in the case of Calvert VP SRI Balanced Portfolio, market index futures to facilitate rebalancing of the Portfolio and to implement tactical asset allocation decisions. The Portfolios’ futures contracts at period end are presented in the Schedules of Investments.

During the nine month period ended September 30, 2013, Calvert VP Income Portfolio invested in 2 year, 5 year, and 10 year U.S. Treasury Notes futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 10 contracts and $452,870 weighted average notional value.

During the nine month period ended September 30, 2013, Calvert VP SRI Balanced Portfolio invested in 2 year, 5 year, and 10 year U.S. Treasury Notes futures and E-Mini S&P 500 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 57 contracts and $1,615,580 weighted average notional value.

Loan Participations and Assignments: The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.  When a Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.  Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to the Schedules of Investments.)  A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees, and prepayment fees.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly for Calvert VP Money Market.  Dividends from net investment income for all other Portfolios and distributions from net realized capital gains for all Portfolios, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at September 30, 2013, and net realized capital loss carryforwards as of December 31, 2012 with expiration dates:

	CALVERT VP SRI EQUITY	CALVERT VP SRI MID CAP GROWTH	CALVERT VP SRI BALANCED
Federal income tax cost	$7,179,890	$36,098,224	$295,380,392
Unrealized appreciation	$2,671,575	$12,484,646	$43,006,802
Unrealized (depreciation)	(38,787)	(589,920)	(6,901,440)
Net appreciation (depreciation)	$2,632,788	$11,894,726	$36,105,362

	CALVERT VP INCOME	CALVERT VP SMALL CAP GROWTH	CALVERT VP MONEY MARKET
Federal income tax cost	$34,556,109	$19,501,959	$65,017,188
Unrealized appreciation	$726,380	$8,326,925	-
Unrealized (depreciation)	(1,141,495)	(675,384)	-
Net appreciation (depreciation)	($415,115)	$7,651,541	-

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE	CALVERT VP SRI BALANCED	CALVERT VP INCOME*
31-Dec-15	-	($2,920,797)
31-Dec-16	($1,370,482)	(1,237,349)
31-Dec-17	(12,011,647)	(1,654,294)
31-Dec-18	-	(175,128)

NO EXPIRATION DATE	CALVERT VP MONEY MARKET
Short-term	($19)
Long-term	-

* Calvert VP Income Portfolio’s use of capital loss carryforwards acquired from Pinnacle Bond Portfolio of Summit Mutual Funds, Inc. may be limited under certain tax provisions.

Capital losses may be utilized to offset future capital gains until expiration. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period.  These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either short-term or long-term capital losses.

NOTE C — SUBSEQUENT EVENTS

Calvert VP SRI Balanced Portfolio began offering Class F shares on October 18, 2013.  Calvert VP Money Market Portfolio was liquidated and has ceased operations effective November 15, 2013.

Item 2. Controls and Procedures.

(a)           The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)           There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

                A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE SERIES, INC.

By:          /s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Chairperson -- Principal Executive Officer

Date:       November 26, 2013

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                /s/ Barbara J. Krumsiek
                Barbara J. Krumsiek
                Chairperson -- Principal Executive Officer

Date:       November 26, 2013

                /s/ Ronald M. Wolfsheimer
                Ronald M. Wolfsheimer
                Treasurer -- Principal Financial Officer

Date:       November 26, 2013